A SPECIAL NOTICE TO ALL
                            CALVERT GROUP SHAREHOLDERS

     We're pleased to announce that on April 21, 1997, Barbara Krumsiek joined Calvert Group as president and chief executive officer. Ms. Krumsiek comes to Calvert Group from Alliance Capital Management, where she served as senior vice president and managing director of their mutual funds division. She has 20 years experience in mutual fund management and marketing.
     Ms. Krumsiek replaces former Calvert Group president, Clifton S. Sorrell, who stepped down earlier this year after nearly 10 years in the top post.
     We look forward to Ms. Krumsiek leading the company into the next century and bringing Calvert Group mutual funds to a growing number of new investors. We welcome her to the Calvert Group family.

                              A Note From the Chairman

Dear Investor:
     The financial markets have continued their growth over the past six months, although with some loss of momentum. While financial returns have been positive, there is an increasing wariness of where this free market exuberance has been taking our markets and our society. Some developments, such as the cuts in military spending, have helped fuel the economic expansion and better aligned our priorities for the future, but other trends have raised concerns among a diverse chorus of participants and observers.
     In one of the most controversial articles published this year, no less than the self-proclaimed "supercapitalist" George Soros noted in the Atlantic Monthly that "although I have made a fortune in financial markets, I now fear that the untrammeled intensification of laissez-faire capitalism and the spread of market values into all areas of life is endangering our open and democratic society. The main enemy of the open society, I believe, is no longer the communist but the capitalist threat."
     It is refreshing to see such a viewpoint expressed from someone who helps shape the markets. And yet, his ideas beg the question "What can be done?" Our answer is an emphasis of social responsibility in the context of the choices that can be made with free market forces. I am heartened that over the past year we have been able to make some of those leadership choices as our response.

Shareholder Activism
     The Fund continues to engage portfolio companies in a dialogue for change. We've been communicating with The Walt Disney Company about serious allegations of labor and human rights violations. Disney faced a shareholder resolution by religious and social investors on supplier standards, and another resolution linking the company's executive compensation with its contractors' working conditions in Haiti. CSIF voted its shares in support of both resolutions. Disney has developed a code of conduct for all of its licensees and manufacturers. The Code prohibits the use of child labor and corporal punishment or other forms of mental and physical coercion, and requires a safe and healthy workplace and compliance with applicable wage and hour laws. We will continue our dialogue with Disney and continue to monitor Disney's international operations.
     Last year, the Fund agreed to withdraw a shareholder resolution we had filed with Morton International, when the company agreed to publish its first environmental, health and safety report. While the recently released report provides a succinct overview of the company's successes and challenges on these issues, we will continue to press for improvements in the company's programs.

Special Equities
     Another part of our solution is to foster young companies that provide the seeds for a sustainable society. One investment we made during this period was in Agraquest, a company that helps identify and develop natural ways for farmers to control insects and fungi through the use of living microbes. The company is well positioned to take advantage of a growing opinion that natural pesticides are superior to synthetic chemicals in terms of effectiveness, cost, and health and environmental impact.
     Also during this period the special equity portfolio saw its investment in Aviron, a nasal vaccine delivery system, go public which resulted in an increase in the value of the investment as well as improve the prospects for easy flu "snorts" to protect older people and children. And our company Fountainhead, which provides an environmentally safer, chlorine-free means to clean water in pools and spas was acquired by another company at a profit to the Fund. As always, more information about these companies of the future is available at our website, www.CalvertSIF.com.

High Social Impact Investments
     Finally, an important part of our solution is the one percent of assets the Fund puts aside for community initiatives. These are typically offered at less-than-market returns but are instrumental in rebuilding urban and rural communities. One such investment is the Self-Help Ventures Fund which helps individuals throughout North Carolina start and expand their own businesses. Loan recipient Mary Neal took advantage of a special program that finances childcare and healthcare providers. With Self-Help's financial and technical assistance, she was able to expand her business. As a result, the Mary Neal Childcare Center created 8 new jobs, added 24 more affordable childcare slots and was able to offer affordable daycare throughout the day as well as during evening work shifts.

Know What You Own
     For our style of investing to make an even larger impact on the markets, we need to expand our circle of shareholders. To that end, we have embarked on a high profile public awareness campaign that seeks to educate investors about the choices they often unwittingly make when they invest in mutual funds. Starting with the issue of tobacco, our Know What You Own message has sparked tens of thousands of investors across the country to call us or visit our website at www.calvertgroup.com to find out what companies they own. Later this year we will be adding new dimensions to the website to help investors make informed decisions along a wider range of issues.

New CEO at Calvert
     Calvert Group has just appointed Barbara Krumsiek as its new President and Chief Executive Officer. Barbara comes to Calvert from Alliance Capital Management where she served as senior vice president and managing director for the firm's mutual fund arm, overseeing $17 billion in assets. Her impressive array of marketing and analytical talents combined with her outstanding track record as an effective manager will help her lead Calvert Group into the next millennium. Furthermore, as one of a handful of women running mutual fund complexes, Barbara will help break through the glass ceiling that often characterizes this industry.
     As the Fund nears its 15th anniversary, I think back to the early years when skeptics didn't think this idea would work. It is rewarding to reflect on the good work we have accomplished for our investors and for future generations since 1982. At the same time, it is humbling to consider how much more we can do and need to do to develop and spread our model of investing.
     Thank you again for your patience and trust. I am excited about the contributions Barbara Krumsiek will make toward furthering the goals, both financial and social, of the Fund.

Sincerely,


D. Wayne Silby
Chairman, Board of Trustees
May 13, 1997
                                CALVERT SOCIAL INVESTMENT FUND

Dear Shareholder:

     This report covers the performance and strategy of the Calvert Social Investment Fund for the six months ended March 31, 1997.
     Despite investors' collective worries that a stock market correction was just around the corner, the market continued to advance, as measured by the most widely covered market averages, the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average. However, the market has been increasingly volatile (which is common in the late stages of bull markets), and many market sectors and industries did not share in the positive gains reported by the S&P and Dow benchmarks.

                           SHORT-TERM INTEREST RATES

                  7%____________________


                  6%____________________


                  5%__________________________________________
                       3/96 5/96 7/96 9/96 11/96 1/97 3/97

                              _____Federal Funds Rate
                              -----90 Day Treasury Bill
                              .....1 Year Treasury Bill


     Short-term interest rates remained low on a historical basis but began to trend higher heading into 1997. In March, the Federal Reserve intervened to slow the pace of economic growth and took steps to raise rates.

Money Market Portfolio

Managed by Calvert Asset Management Company
     Money market yields moved higher, keeping in-step with the rise in short-term market rates. The Portfolio's yield was comparable to the yield available on an average of similar funds.
     We kept the weighted average maturity short, relative to the average, so that the yield would reflect any rise in rates quickly. Maturity was 36 days at period end, compared to 53 days for the average money market fund. We also continued to invest roughly 50% of assets in variable rate demand notes. Yields on variable rate demand notes are reset periodically, so they correspond closely to changes in money market rates.


ANNUALIZED COMPOUND DIVIDEND YIELD





Bond Portfolio

Managed by Calvert Asset Management Company
     Calvert Asset Management Company (CAMCO) took over management of the Bond Portfolio in March, replacing United States Trust Company. Since assuming responsibility for managing assets, we have taken steps to bring the portfolio in line with our outlook and investment approach. In general, CAMCO pursues a very active portfolio management strategy, seeking out bonds that offer attractive yields as well as the potential for price appreciation. We look to maintain broad diversification among types of securities and sectors.
     The Portfolio's weighted average duration which, like maturity, is a measure of interest rate sensitivity, was 5.25 years at period-end. This is near the short end of the Portfolio's target range, reflecting our outlook for gradually rising rates over the next several months.
     We reduced the Portfolio's exposure to mortgage-backed securities from approximately 28% in September to about 8% at period end and roughly 5% as of this writing. Mortgages perform best in a stable interest rate environment. When rates rise, homeowners tend not to prepay their mortgages, which effectively increases the average life of mortgage-backed securities. Prices of longer-term securities decline more in response to a rise in rates.
     Proceeds from sales of mortgage-backed issues were reinvested mainly in corporate bonds. The percentage of assets committed to corporates increased from roughly 30% of assets at the end of September to approximately 70% at the close of this period. Within the corporate sector, we built a core position in bonds issued by companies in the financial services industry, where yield spreads relative to Treasury securities tend to fluctuate within a fairly wide range, and a smaller position in bonds issued by companies in industrial industries, where yield spreads tend to remain more stable. (Industrials is a very broad grouping that is essentially comprised of all companies not included in the financial services, transportation or utilities categories.)
     The shift in assets from mortgages to corporates has altered the Portfolio's credit-quality structure; but overall, a very high percentage of assets (roughly 65%) remain committed to securities that are issued by government agencies or have Standard & Poor's credit ratings of AAA, AA, or A, the three highest ratings.

Managed Growth Portfolio
     The Managed Growth Portfolio maintained its target allocation of roughly 55% equity securities and 45% fixed-income securities throughout the six-month period covered by this report.
     The Portfolio underperformed its benchmark for the six months, primarily due to the equity component's overweighting in some of the poorer performing stock market groups (especially the technology and financial services industries) and its underweighting in some of the better-performing areas (energy). In addition, our equity managers focus mainly on growth stocks, stocks that have the potential to generate above-average earnings, and investors have recently favored value stocks, stocks trading at discount prices.

Fixed-Income Investments-Calvert Asset Management

 Calvert Asset Management Company (CAMCO) became the sole money manager for the fixed-income portion of Managed Growth's assets in December, replacing United States Trust Company. Since then, we have taken steps to bring the portfolio in line with our outlook and investment approach. In general, CAMCO pursues a very active portfolio management strategy, seeking out bonds that offer attractive yields as well as the potential for price appreciation. We look to maintain broad diversification among types of securities and sectors.
     In keeping with our expectations for gradually rising rates, we kept the Portfolio's duration near the short end of our target range. It was 5.35 years at period-end. We also reduced the Portfolio's holdings of mortgage-backed securities and added to the Portfolio's holdings of corporate bonds.

Equity Investments-NCM Capital Management
     This portion of the Portfolio contributed positive returns but was hurt by a setback in the financial services and technology sectors. Financial services turned in good gains for the last quarter of 1996, but they lost ground in the first quarter of 1997 on concerns for rising interest rates. In the technology sector, semiconductor holdings were a drag on otherwise strong returns from this group in the last quarter of 1996. But for the first quarter of 1997, most of the technology stocks declined in value.
     On the positive side, many of NCM's consumer products and health care issues turned in good gains. These included Hershey Foods, Colgate Palmolive and Merck.
Equity Investments-Brown Capital Management
     Brown Capital Management began managing a portion of Portfolio assets in October. This firm pursues a "growth at a reasonable price" strategy, that is they look to identify promising companies with above-average growth potential and to not pay too much more than the market for them. They tend to focus on stocks with mid- to large-market capitalizations (market capitalization = share price 5 number of shares outstanding).
     Over the past several months, this manager took steps to identify and invest in several large-cap companies that, in their opinion, will be able to sustain double-digit growth over the next several years, operate at a higher level of profitability than the overall market and were reasonably priced. These included Hewlett-Packard, Intel, and Johnson & Johnson. As a result of this initiative, the average market capitalization of the companies they selected for the Portfolio has increased from $16.2 billion at the end of 1996 to $19.5 billion at the close of this reporting period.
     Fund assets managed by Brown appreciated over the period, but their returns were also hurt by an overweighting in the financial services and technology sectors. Although the sell-off in these groups negatively affected short-term performance, Brown is confident in the longer-term trends that support their positive outlook for these stocks. Therefore, their response was to selectively add to positions, specifically in Intel, Microsoft, Oracle, Cisco Systems, and Chase Manhattan Bank.

Equity Portfolio

Managed by Loomis, Sayles & Company
     The Equity Portfolio gained 5.42% over the past six months, a return a bit above that of its peer group but below that of the Standard & Poor's 500 Stock Index.
     The Equity Portfolio was positioned in some of the best performing industries, including pharmaceuticals and apparel. The Portfolio also earned good gains from their bank and semiconductor stocks. Relative performance was hindered by exposure to computer networking and software companies.
     Bank holdings Chase Manhattan and BankAmerica did very well due to their ability to grow earnings through solid revenue growth, tight expense control, merger-related savings and share repurchase programs. Pharmaceutical companies Merck and Schering Plough contributed good gains as new products have driven revenue and profits higher. Liz Claiborne, the largest women's apparel company in the US, also boosted the Portfolio's return as this company was successful in reducing costs and revitalizing their core business. Semiconductor manufacturer Intel had stellar gains over the period and was able to double year-over-year profits in the latest quarter.
     Networking and software holdings were a drag on recent performance. On the basis of their long-term positive outlook for this group, the manager initiated positions in several networking stocks after these had declined significantly from their highs. Although added at compelling prices, these stocks continued to slide going into the end of this reporting period, due to uncertainty over near-term demand. Over the long-term, Loomis, Sayles believes that demand for networking products will be robust, due to increased use of the Internet, growth in telecommuting and the need for company branch offices to share data.

Outlook
     The economic climate looks favorable for both stocks and bonds. While rates will likely move a bit higher, we don't anticipate a sharp increase or a halt to the current economic expansion.
     The markets will likely continue to exhibit a high degree of volatility. However, we think many sectors of the stock market, including small-company stocks, financial services and technology issues, have experienced or are now experiencing a correction. With this behind them, they should have room to appreciate.
     Thank you for your investment in the Calvert Social Investment Fund.

Sincerely,


Barbara J. Krumsiek
Senior Vice President, Calvert Social Investment Fund

April 25, 1997

                                Portfolio Statistics

                               Ten Largest Holdings

                                                         as of March 31, 1997
                                                         % of Net Assets

    Managed Growth Portfolio
    Federal National Mortgage Assn.
      (8.15% to 9.55%, with various maturities to 5/11/98)       2.77%
    Federal Home Loan Bank Board
      (6.015% to 9.30%, with various maturities to 9/27/01)      2.73%
    GNMA Single Family Mortgage Pool
      (6.50% to 7.00%, with various maturities to 7/15/25)       2.49%
    Xerox Capital Trust I, 8.00%, 2/1/27                         1.52%
    Cisco Systems, Inc.                                          1.45%
    American Re Corp., 7.45%, 12/15/26                           1.30%
    American International Group, Inc.                           1.28%
    Chase Manhattan Corp.                                        1.25%
    Federal Farm Medium Term Notes, 6.07%, 2/7/00                1.21%
    Time Warner, Inc., 8.58%, 6/22/98                            1.21%

       Total                                                    17.21%

                               Ten Largest Holdings

                                                         as of March 31, 1997
                                                         % of Net Assets

    Equity Portfolio
    American Greetings Corp.                                     3.41%
    Dover Corp.                                                  3.17%
    Schering Plough Corp.                                        3.12%
    USF&G Corp.                                                  2.95%
    AMRCorp.                                                     2.94%
    Ryder Systems, Inc.                                          2.89%
    Federated Department Stores, Inc.                            2.68%
    Ameritech Corp.                                              2.64%
    Liz Claiborne, Inc.                                          2.62%
    General Nutrition Companies, Inc.                            2.61%

      Total                                                     29.03%


                              Portfolio Statistics

                              Maturity Schedule

    % of Portfolio                                3/31/97       9/30/96

    Money Market Portfolio
    1-60 Days                                       75%            84%
    61-120 Days                                     20%            10%
    121-180 Days                                      -            6%
    181-360 Days                                     5%             -
      Weighted Average                          33 days        28 days

    Bond Portfolio
    Less Than 1 Year                                 7%            10%
    1-3 Years                                       13%             5%
    3-5 Years                                       22%            18%
    5-7 Years                                       11%            12%
    7-10 Years                                      25%            12%
    10-20 Years                                      1%             5%
    20 Years and Above                              21%            38%
      Weighted Average                         11 years       13 years

                          Average Annual Total Returns
                          for periods ended March 31, 1997

                        Inception                                  Since
    Class A Shares        Date      1 Year    5 Year   10 Year   Inception

    Money Market          10/82      4.80%     3.94%     5.44%     6.33%
    Bond                   8/87       .16%     5.86%       N/A     7.87%
    Managed Growth        10/82*     1.79%     7.25%     7.49%    10.58%
    Equity                 8/87**    9.00%     6.48%       N/A     7.28%


                            Inception                         Since
    Class C Shares            Date           1 Year        Inception

    Managed Growth           3/94*            5.60%          6.93%
    Equity                   3/94            12.95%          6.30%


    * New sub-advisors assumed management of the Portfolio effective July, 1995. ** New sub-advisors assumed management of the Portfolio effective February,
1994.

                            Portfolio Statistics

                            SEC Yields
    Thirty Days Ended                            3/31/97       9/30/96

    Bond Portfolio
      Class A Shares                              5.44%          5.36%

                              Money Market Portfolio
                     Change in value of a hypothetical $10,000 investment.



                             Bond Portfolio
                    Comparison of change in value of $10,000 investment.

     Total returns assume reinvestment of dividends and, for Class A shares, reflect the deduction of each Portfolio's maximum sales charge of 3.75% for the Bond Portfolio and 4.75% for the Managed Growth and Equity Portfolios. No sales charge has been applied to the indices used for comparison. The value of an investment in Class A shares is plotted in the line graphs. Past performance is no guarantee of future results.

U.S. Government Agencies                              Principal
and Instrumentalities - 12.1%                            Amount       Value

Federal Home Loan Bank Corp., 5.27%, 7/25/97        $4,000,000   $3,932,661
Federal National Mortgage Assn., 5.25%, 4/15/97      4,000,000    3,991,833
Federal National Mortgage Assn., 5.30%, 6/20/97      3,000,000    2,964,666
Federal National Mortgage Assn., 5.24%, 7/10/97      5,000,000    4,927,222
Federal National Mortgage Assn., 5.33%, 10/16/97     5,000,000    4,853,425

   Total U.S. Government Agencies and Instrumentalities
(Cost $20,669,807)                                               20,669,807

Certificates of Deposit - 0.7%

Broadway Federal Savings & Loan, 5.25%, 8/20/97 (^)     100,000     100,000
Community Bank of the Bay, 5.50%, 10/7/97 (^)          100,000      100,000
Community Capital Bank, 5.15%, 1/20/98 (^)             100,000      100,000
Elk Horn Bank & Trust, 5.27%, 12/18/97 (^)             100,000      100,000
Family Savings Bank, 5.20%, 8/15/97 (^)                100,000      100,000
First Community Bank, 5.00%, 4/22/97 (^)               100,000      100,000
First State Bank of Oklahoma, 5.40%, 4/22/97 (^)       100,000      100,000
Founders National Bank, 5.20%, 8/28/97 (^)             100,000      100,000
Seaway National Bank Chicago, IL,  5.45%, 1/27/98 (^)  100,000      100,000
Self Help Credit Union, 5.05%, 7/15/97 (^)             100,000      100,000
Shore Bank & Trust, 5.20%, 12/19/97 (^)                100,000      100,000
South Shore Bank of Chicago, 5.35%, 10/30/97 (^)       100,000      100,000

   Total Certificates of Deposit (Cost $1,200,000)                1,200,000

Commercial Paper - 17.8%

Accor SA, 5.36%, 4/16/97, LOC:
National Banque of Paris                               4,000,000     3,991,067
Epson America, Inc., 5.50%, 6/9/97, LOC:
Dai-Ichi Kangyo Bank                                   3,000,000     2,968,375
Epson America, Inc., 5.65%, 6/11/97, LOC: Fuji Bank    6,000,000     5,933,142
Harley Davidson, 5.35%, 4/3/97                         4,000,000     3,998,811
Harnischfeger, 5.63%, 4/30/97                          8,000,000     7,963,718
Northwestern University, 5.27%, 6/5/97                 2,500,000     2,476,212
Safeco Credit Company, Inc., 5.35%, 4/11/97            3,000,000     2,995,542

   Total Commercial Paper (Cost $30,326,867)                        30,326,867

Municipal Notes - 6.5%

New York City General Obligation Bonds, 5.50%,
   4/30/97, LOC: Societe Generale                      3,500,000     3,500,000
New York City General Obligation Bonds, 5.50%,
   6/18/97, LOC: Societe Generale                      3,500,000     3,500,000
Oakland Alameda County, 5.35%, 4/1/97, LOC:
Canadian Imperial                                      4,000,000     4,000,000

   Total Municipal Notes (Cost $11,000,000)                         11,000,000

Taxable Variable                                      Principal
Rate Demand Notes - 60.8%                             Amount       Value

Alabama H/M Partners LLC Community Development VRDN,
   5.90%, 10/01/20, LOC:  Amsouth Bank              $4,600,000   $4,600,000
Alabama State Industrial Development Revenue VRDN,
   5.85%, 12/1/19, LOC:  Chemical Bank               5,760,000    5,760,000
Allegheny County Development Authority Revenue VRDN,
5.75%, 2/15/12,LOC:First National Bank of Chicago    5,500,000    5,500,000
Arbor Properties, Inc. VRDN, 5.90%, 11/1/21,
   LOC: Amsouth Bank                                 4,900,000    4,900,000
Aspen Institute Inc. VRDN, 5.86%, 12/1/04,
   LOC:  First National Bank of Maryland             2,410,000    2,410,000
Assisted Living Funding, Ltd. VRDN, 5.40%, 12/1/97,
   LOC: First Union Bank                             7,650,000    7,650,000
Barton Healthcare LLC VRDN, 5.70%, 2/15/25,
   LOC:  American National Bank & Trust                900,000      900,000
Bexar County Health Facilities Revenue VRDN, 5.98%, 2/1/22,
   LOC: Kredietbank                                  2,665,000    2,665,000
Chapel Oaks Inc. Revenue VRDN, 5.75%, 10/1/26,
   LOC:  Allied Irish Bank                           7,150,000    7,150,000
Gardena Certificates of Participation VRDN, 5.95%, 7/1/25,
   LOC:  Sumitomo Trust & Banking, Confirming
   LOC: Dai-Ichi Kangyo Bank                         4,960,000    4,960,000
Iowa Finance Authority Economic Development Revenue VRDN,
   5.65%, 3/1/11, LOC:  Rabobank Nederland           1,950,000    1,950,000
IPC Industries, Inc. VRDN, 5.85%, 10/1/11,
   LOC: National Bank of Canada                      6,405,000    6,405,000
Liliha Partners Revenue VRDN, 6.15%, 8/1/24,
   LOC:  First Hawaiian Bank                         4,000,000    4,000,000
Memphis Center Finance Corp. Multi-family Housing Revenue
   VRDN, 5.95%, 11/1/30, LOC:
National Bank of Commerce                             345,000       345,000
Montgomery County Industrial Building Revenue VRDN,
   5.85%, 8/1/06, LOC: Fleet Bank                    2,220,000    2,220,000
Montgomery County Industrial Development
Authority Revenue
   VRDN, 5.80%, 3/1/10, LOC: Corestates                665,000      665,000
Mt. Vernon Industrial Solid Waste Disposal
Revenue VRDN, 5.90%,
   11/1/11, LOC: Citizens National Bank of Evansville,
Confirming
   LOC: Suntrust Bank                                3,350,000    3,350,000
Oxnard Finance Authority Lease Revenue VRDN,
5.70%, 6/1/06,
   LOC: Union Bank of California                     5,360,000    5,360,000
Pennsylvania Economic Development Financing
Authority Revenue
   VRDN, 5.45%, 7/1/16, LOC: Mellon Bank             3,800,000    3,800,000
Physicians Plus Medical Group VRDN, 5.90%, 8/1/16,
   LOC:  Marshall & Ilsley Bank                      7,850,000    7,850,000
Sault Sainte Marie Tribe Building Authority
Revenue VRDN, 5.94%,
   6/1/03, LOC: First America Bank of Michigan 7,440,000 7,440,000 St. Josephs County Multi-family Housing VRDN,
 Corby Apartments,
   5.83%, 6/1/27, LOC: Federal Home Loan Bank          345,000      345,000
St. Josephs County Multi-family Housing VRDN, Pin Oak
   Apartments, 5.83%, 6/1/27, LOC:
Federal Home Loan Bank                                 940,000      940,000
St. Josephs County Multi-family Housing VRDN, West Manor
         Apartments, 5.83%, 6/1/27,
LOC: Federal Home Loan Bank                            720,000      720,000


Taxable Variable                                      Principal
Rate Demand Notes (Cont'd)                            Amount       Value

TLC Holdings LLC VRDN, 5.85%, 6/1/26,
   LOC:  Columbus Bank & Trust                      $4,925,000   $4,925,000
Virginia State Housing Development Authority Revenue
   VRDN, 5.60%, 1/1/34                               3,800,000    3,800,000
W.L. Petrey Wholesaling, Inc. VRDN, 5.85%, 3/1/08,
   LOC:  Southtrust Bank of Alabama                  3,080,000    3,080,000

     Total  Municipal Obligations (Cost $103,690,000)           103,690,000

Repurchase Agreements - 3.8%

Union Bank of Switzerland:
   6.70%, dated 3/31/97, due 4/1/97
($6,672,504 Federal National Mortgage Assn.,
 7.50%, 9/1/26)                                      6,500,000    6,500,000

     Total Repurchase Agreements (Cost $6,500,000)                6,500,000

       TOTAL INVESTMENTS (Cost $173,386,674) - 101.7%           173,386,674
       Other assets and liabilities, net  (1.7%)                 (2,923,119)

       Net Assets - 100%                                       $170,463,555


Net Assets Consist of:

Paid-in capital applicable to 170,512,380 shares of beneficial interest;
   unlimited number of no par value shares authorized          $170,508,404
Undistributed net investment income                                   3,135
Accumulated net realized gain (loss) on investments                 (47,984)

   Net Assets                                                 $170,463,555


   Net Asset Value per Share                                          $1.00

U.S. Government Agencies                             Principal
and Instrumentalities - 9.2%                         Amount       Value


Federal Farm Medium Term Notes, 6.07%, 2/7/00      $7,250,000    $7,140,815
Federal Home Loan Bank Board, 6.32%, 12/4/97         4,000,000    4,013,520
Federal Home Loan Bank Board, 6.015%, 12/10/98       7,000,000    6,957,930
Federal Home Loan Bank Board, 9.30%, 1/25/99         3,000,000    3,143,730
Federal Home Loan Bank Board, 6.25%, 9/27/01         2,000,000    1,943,400
Federal National Mortgage Assn., 9.20%, 6/10/97      3,000,000    3,020,490
Federal National Mortgage Assn., 9.55%, 11/10/97     6,000,000    6,134,280
Federal National Mortgage Assn., 8.15%, 5/11/98      7,000,000    7,150,010
GNMA Single Family Mortgage Pool, 6.50%, 11/15/23    1,750,839    1,631,571
GNMA Single Family Mortgage Pool, 6.50%, 12/15/23    4,410,939    4,110,465
GNMA Single Family Mortgage Pool, 6.50%, 1/15/24     7,586,208    7,077,273
GNMA Single Family Mortgage Pool, 7.00%, 7/15/25     1,932,341    1,853,850

   Total U.S. Government Agencies and Instrumentalities
     (Cost $54,781,316)                                          54,177,334

Certificates of Deposit - 0.2%


Banco Solidario, 10.0625%, 8/3/97 (*)                  301,617      301,617
Blackfeet National Bank, 5.00%, 11/13/97 (^)            92,000       92,000
D. Edward Wells Federal Credit Union, 5.00%,
11/20/97 (^)                                            50,000       47,794
First American Credit Union, 5.822%, 12/23/97 (^)       92,000       91,551
Mission Area Federal Credit Union, 4.95%, 11/18/97 (^)  50,000       49,979
Northeast Community Federal Credit Union, 4.50%,
11/18/97 (^)                                            50,000       49,815
South Shore Bank of Chicago, 5.15%, 12/5/97 (^)        100,000       99,576
South Shore Bank of Chicago, 5.35%, 2/9/98             350,000      348,439

   Total Certificates of Deposit (Cost $1,085,617)                1,080,771

Convertible Debenture Bonds - 0.0%


WorldWater, Inc., 9.00%, 9/28/97 (*)                   150,000      150,000


   Total Convertible Debenture Bonds (Cost $150,000)                150,000

Community Loan Notes - 0.9%

Accion International Corp., 4.00%, 1/13/97             250,000      245,208
Accion US Bridge Fund, 4.00%, 1/12/01                  100,000       98,083
Boston Community Loan Fund, 4.00%, 1/12/01             500,000      490,415
Capital District Community Loan, 3.50%, 1/13/98         35,000       34,329
Cascadia Revolving Fund, 3.50%, 4/7/98                  75,000       72,453
Catholic Relief Services, 3.50%, 9/30/97                50,000       49,990
Chicago Community Loan Fund, 3.50%, 6/30/98             75,000       71,408
Coastal Enterprises, Inc., 2.50%, 6/30/99              100,000       94,872
Community Reinvestment Fund, 3.50%, 4/4/97             100,000       96,370
Co-op Fund of New England, Inc., 4.00%, 1/13/00        105,000      102,987
Delaware Valley Community Reinvestment Fund,
 3.50%, 6/30/99                                         75,000       71,408
Eastside Community Investment, 2.50%, 4/4/97           100,000       96,604
Ecumenical Development Corp., 5.00%, 12/31/01          100,000       98,551


                                                    Principal
Community Loan Notes (Cont'd)                         Amount       Value


Enterprise Loan Fund, 3.50%, 6/30/98                   $50,000      $47,436
Environmental Enterprises, Inc., 4.00%, 6/28/99        125,000      119,012
First State Community Loan Fund, 4.00%, 1/15/99         25,000       24,521
Foundation for International Community Asst.,
3.50%, 4/30/01                                          50,000       48,185
Housing Assistance Council, 4.00%, 6/30/97              75,000       71,407
Institute for Community Development, 3.00%, 10/1/01    250,000      233,820
Institute for Community Economics, 4.00%, 1/13/00      150,000      147,125
Interfaith Housing Delaware, 4.00%, 9/30/97             50,000       49,990
Low Income Housing Fund, 4.00%, 1/13/99                 50,000       49,041
Low Income Housing Fund, 3.50%, 9/30/99                100,000       99,980
Manna, Inc., 4.00%, 9/30/97                            150,000      149,970
Michigan Housing Trust, 4.00%, 6/28/99                 100,000       95,210
Micro Industry Credit Rural Corp., 4.00%, 1/13/98      100,000       98,083
Minnesota Non Profit Assistance Fund, 3.50%, 4/7/00    200,000      192,740
Montana Women's Capital, 4.00%, 6/30/99                 50,000       47,605
National Fed of Community Development Credit Union,
   3.00%, 4/7/98                                       300,000      288,408
New Alternative Federal, 5.00%, 11/18/97                50,000       48,596
New Hampshire Community Loan Fund, 4.00%, 7/15/99      250,000      238,025
New Mexico Community Loan Fund, 3.50%, 6/30/98          25,000       23,803
Nonprofit Facilities Fund, 3.50%, 6/30/99              100,000       95,210
North Country Co-op Development Fund, 4.00%, 1/12/01   100,000       98,083
Northeast Entrepreneur Fund, 3.50%, 6/30/98             50,000       47,436
Northeast South Dakota Energy Conservation Corp.,
   4.00%, 1/13/98                                       25,000       24,521
Opportunity International, 3.50%, 9/30/99              100,000       99,980
Sage Bruno, 6.00%, 12/31/99                            150,000      150,000
Saint Ambrose Housing Center, 4.00%, 9/30/97            50,000       49,990
SIDI, 3.00%, 6/30/97                                   150,000      141,294
12th Street Historic Rehabilitation Associates Mortgage,
   10.75%, 4/15/97 (b)                                 363,119       90,431
Vermont Community Loan Fund, 4.00%, 4/30/01            200,000      193,208
Washington Area Community Investment Fund,
4.00%, 12/31/01                                        317,000      297,748
Western Massachusetts Enterprise Fund, 4.00%, 9/30/98   50,000       49,990
Women's Self-Employment Loan Fund, 4.00%, 9/30/97       50,000       49,990
Worcester Community Loan Fund, 4.00%, 4/30/97           25,000       24,150


   Total Community Loan Notes (*)(Cost $5,544,770)                5,107,666

Corporate Bonds - 32.0%

Advanta Corp., 7.00%, 5/01/01                        3,000,000    2,892,180
All Media Solutions, 9.00%, 2/1/98 (*)                  50,000       50,000
Allmerica Financial Corp., 7.625%, 10/15/25          7,000,000    6,656,370
American General Institute Capital, 7.57%, 12/1/45   3,000,000    2,698,941
American Re Corp., 7.45%, 12/15/26                   8,000,000    7,635,360
AON Capital Trust, 8.205%, 1/1/27                    1,000,000      991,650
AON Corp., 6.875%, 10/1/99                           1,000,000      999,000
Bank One, 7.375%, 12/1/02                            1,400,000    1,408,652
Bankamerica Corp., 8.125%, 2/1/02                    2,000,000    2,069,560
Bankers Trust New York, 7.25%, 10/15/11              4,000,000    3,782,040
BellSouth Savings & Security, 9.19%, 7/1/03          1,017,067    1,087,365


                                                      Principal
Corporate Bonds (Cont'd)                              Amount       Value

BT Institutional Capital Trust, 8.09%, 12/1/26      $4,000,000   $3,802,012
Cardinal Health, Inc., 6.00%, 1/15/06                5,000,000    4,548,250
Chase Manhattan Auto Owner Trust, 5.95%, 10/15/99    5,000,000    4,982,200
Chase Manhattan Corp., 7.125%, 2/1/07                4,250,000    4,126,707
Clean Air Cab, 6.00%, 12/31/98 (*)                     250,000      124,819
Conseco, Inc., 8.796%, 4/1/27                        5,000,000    4,956,135
Continental Cablevision, Inc., 8.30%, 5/15/06        3,250,000    3,363,165
Corestates Capital Corp., 6.75%, 11/15/06            3,000,000    2,830,650
Dayton Hudson Corp., 10.00%, 12/1/00                 5,000,000    5,457,600
Deutsche Bank Financial, Inc., 6.70%, 12/13/06       2,500,000    2,377,425
Donnelly, R.R., and Sons, Co., 6.70%, 7/5/05         3,000,000    2,886,840
First National Bank Commerce, 6.50%, 1/14/00         4,000,000    3,956,268
First Union Capital One, 7.935%, 1/15/27             3,000,000    2,885,880
First Union Corp., 7.50%, 7/15/06                    2,000,000    1,988,340
Goldman Sachs Group L.P., 6.20%, 12/15/00            2,000,000    1,944,520
Household Finance Corp., 8.375%, 11/15/01            1,500,000    1,566,810
Ikon Capital Resources, 6.94%, 3/27/01               3,000,000    2,980,500
International Business Machine Corp., 7.00%,
10/30/25                                             1,500,000    1,365,390
International Lease Finance Corp., 6.375%, 1/18/00   5,000,000    4,922,350
Kaiser Foundation Hospitals, 7.63%, 4/19/99          2,000,000    2,034,140
Keycorp, 7.50%, 6/15/06                              3,000,000    2,986,530
McCormick & Co., Inc., 8.95%, 7/1/01                 1,750,000    1,859,252
Mellon Capital II, 7.995%, 1/15/27                   2,000,000    1,936,904
Michigan Bell Telephone Co., 9.25%, 11/15/98         1,000,000    1,041,790
Money Store Auto Trust, 6.19%, 12/20/00              5,000,000    4,991,406
National Association of People with AIDS,
10.00%, 7/31/97 (*)(b)                                 250,000      166,650
Nationsbank Corp., 7.50%, 9/15/06                    5,000,000    4,974,350
NBD Bank, 6.25%, 8/15/03                             5,920,000    5,607,483
NCB Affordable Housing / Market Rate
Cooperative First
   Mortgage Certificates Series 1993-3 B,
 6.565012%, 1/1/99 (*)                               2,592,436    2,466,054
Norwest Financial, Inc., 6.8752%, 12/15/99           2,000,000    1,999,720
Oracle Corp., 6.72%, 2/15/04                         2,500,000    2,412,125
Penny (J.C.), Inc., 5.375%, 11/15/98                 2,500,000    2,454,525
Picturetalk, Inc., 8.00%, 3/13/99 (*)                  500,000      500,000
Poland Partners, 5.875%, 4/13/04 (*)                   455,105      269,248
Quality Food Centers, Inc., 8.70%, 3/15/07           1,000,000      965,000
Renaissance Capital Trust, 8.54%, 3/1/27             3,500,000    3,415,160
Riggs Capital Trust II, 8.875%, 3/15/27              7,000,000    6,989,220
Security Benefit Life Co., 8.75%, 5/15/16            3,000,000    3,066,915
Snap On, Inc., 6.625%, 10/1/05                       2,500,000    2,392,100
Societe Generale New York, 7.40%, 6/1/06             5,000,000    4,938,600
Southern California Gas, 6.50%, 12/15/97             2,500,000    2,507,750
State Street Institutional Capital, 8.035%, 3/15/27  2,000,000    1,954,740
Take the Lead, 9.00%, 9/27/00 (*)                      100,000      100,000
Time Warner, Inc., 8.58%, 6/22/98                    7,000,000    7,134,877
Toronto Dominion Bank, 6.50%, 1/15/07                5,000,000    4,929,135
Transamerica Corp., 6.80%, 3/15/99                   1,000,000    1,000,640
Transamerica Corp., 9.375%, 3/1/08                   3,500,000    3,950,310
Wells Fargo Capital I, 6.875%, 4/1/06                4,000,000    3,826,960
Wells Fargo Capital I, 7.96%, 12/15/26               2,000,000    1,933,536


                                                         Principal
Corporate Bonds (Cont'd)                                 Amount       Value

World Com, Inc., 7.55%, 4/1/04                       $3,000,000    $2,981,250
Xerox Capital Trust I, 8.00%, 2/1/27                  9,275,000     8,938,057

   Total Corporate Bonds (Cost $192,811,010)                      188,061,406

Municipal Obligations - 2.5%


Chickasaw Nation Certificates of Participation,
10.00%, 8/1/03 (c)                                    5,855,000     5,269,500
Maryland State Economic Development Corp. Revenue Bonds,
   8.00%, 10/1/05                                     3,000,000     2,963,520
Maryland State Economic Development Corp. Revenue Bonds,
   8.625%, 10/1/19                                     3,000,000    3,048,780
Rochester, New York, 6.05%, 8/15/02                    2,000,000    1,903,080
Texas State General Obligation Bonds, 7.35%, 12/1/21   1,995,000    1,843,938


   Total Municipal Obligations (Cost $15,856,439)                  15,028,818

Repurchase Agreements - 2.2%

Paine Webber: 6.35%, dated 3/31/97, due 4/1/97
   (Collateral: $13,355,183 FNMA 6.50%, 3/1/09)       13,000,000   13,000,000

   Total Repurchase Agreements (Cost $13,000,000)                  13,000,000

Limited Partnership Interest - 0.3%                     Shares

Environment Allies Investment Trust                     36,500       37,507
Environment Private Equity Fund                        180,000      123,276
Global Environment Emerging Markets Fund (#)                 2      767,154
GEEMF Partners (#)                                     255,500      255,500
Hambrecht & Quist Environmental Technology Fund        500,000      356,726
HFG Expansion Fund I (#)                               125,000       91,250
Liberty Environmental Partners (#)                     350,000      350,000
Ukraine Fund (#)                                        52,500       47,371

   Total Limited Partnership Interest (*)(Cost $2,190,161)        2,028,784

Equity Securities - 53.2%


Basic Industries - 0.8%
Praxair, Inc.                                           63,900    2,867,512
Sigma Aldrich                                           57,500    1,775,312

                                                                  4,642,824

Business Equipment & Services - 2.3%
Automatic Data Processing, Inc.                         60,000    2,512,500
Compaq Computer Corp.(#)                                48,200    3,693,325
Hewlett Packard Co.                                    133,350    7,100,887
Miller Herman, Inc.                                        100        6,825

                                                                 13,313,537



Equity Securities (Cont'd)                               Shares       Value
Capital Goods - 1.7%
Avery Dennison Corp.                                    88,930   $3,423,805
Illinois Tool Works, Inc.                               78,000    6,366,750

                                                                  9,790,555

Consumer Products and Services - 3.1%
Avon Products, Inc.                                     70,500    3,701,250
Colgate Palmolive Co.                                   36,100    3,596,462
CUC International, Inc. (#)                            113,725    2,558,812
Fort Howard Corp. (#)                                   53,600    1,668,300
Gillette Co.                                            66,400    4,822,300
Sealed Air Corp. (#)                                    51,125    2,102,515

                                                                 18,449,639


Electrical Equipment - 0.6%
Belden, Inc.                                            95,000    3,384,375

Energy - 2.2%
Baker Hughes, Inc.                                     105,000    4,029,375
MCN Corp.                                              137,000    3,853,125
Seitel, Inc. (#)                                        74,700    2,642,512
Smith International, Inc. (#)                           48,300    2,203,687

                                                                 12,728,699

Financial Services - 10.5%
Aflac, Inc.                                            156,172    5,856,450
American International Group, Inc.                      64,112    7,525,146
Bank of Boston Corp.                                    39,950    2,676,650
Bank One Corp.                                          89,500    3,557,625
BankAmerica Corp.                                       34,900    3,516,175
Chase Manhattan Corp.                                   78,700    7,368,287
Federal National Mortgage Assn.                        178,620    6,452,647
Greentree Financial Corp.                              194,600    6,567,750
MGIC Investment Corp.                                   32,100    2,271,075
Price (T. Rowe) Associates, Inc.                       120,800    4,484,700
State Street Boston Corp.                               19,300    1,338,937
Sunamerica, Inc.                                        81,100    3,051,387
Umbono Investments (#)(a)                            2,846,419    6,891,431

                                                                 61,558,260

Food Products - 2.2%
CPC International                                       57,800    4,739,600
Heinz H J Co.                                           68,400    2,701,800
Hershey Foods Corp.                                     72,600    3,630,000
Interstate Bakeries Corp.                               40,600    1,918,350
Odwalla, Inc. (#)(*)                                     5,879       77,161

                                                                 13,066,911

Industrial Products - 0.5%
Dover Corp.                                              60,900   3,197,250


Equity Securities (Cont'd)                               Shares       Value
Media & Publishing - 1.0%
Disney (Walt) Co.                                       50,495   $3,686,135
Regal Cinemas, Inc. (#)                                 70,100    1,892,700
UOL Publishing, Inc. (#)(*)                             30,823      332,892
                                                                  5,911,727

Merchandising & Retail - 4.8%
Autozone, Inc. (#)                                     149,900    3,372,750
Barnes & Noble, Inc.                                        30        1,065
Caseys General Stores, Inc.                             68,300    1,314,775
Consolidated Stores Corp. (#)                           66,768    2,353,572
Dollar General Corp.                                   105,750    3,304,687
Fastenal Co.                                             9,500     332,500
Home Depot, Inc.                                        81,000    4,333,500
Jones Apparel Group, Inc. (#)                           63,100    2,342,587
Nordstrom, Inc.                                         73,200    2,772,450
Office Max, Inc. (#)                                   216,300    2,811,900
Penny (J.C.), Inc.                                      38,900    1,852,612
Real Goods Trading Corp. (#)(*)                        125,000      375,000
Viking Office Products, Inc.                           152,600    2,956,625

                                                                 28,124,023

Pharmaceutical & Health Care - 7.4%
Amgen (#)                                               58,200    3,251,925
Boston Scientific Corp. (#)                             56,625    3,496,593
Cardinal Health, Inc.                                  103,450    5,625,093
Guidant Corp.                                           28,200    1,734,300
Hayes Medical Services (#)(*)                          303,030      500,000
Health Care & Retirement Corp. (#)                      21,800      626,750
Johnson & Johnson                                      102,100    5,398,537
Medtronic, Inc.                                         49,400    3,075,150
Merck & Co., Inc.                                       57,512    4,845,386
Pall Corp.                                              95,700    2,213,062
R.P. Scherer Corp. (#)                                  59,000    3,060,625
Schering Plough Corp.                                   90,500    6,583,875
United Healthcare Corp.                                 71,600    3,409,950

                                                                 43,821,246

Property Management - 1.0%
Post Properties, Inc.                                   90,300    3,442,687
Rouse Co.                                               87,600    2,562,300

                                                                  6,004,987

Technology - 11.6%
Atmel Corp. (#)                                         73,300    1,754,618
Bay Networks, Inc. (#)                                  60,000    1,072,500
BMC Software, Inc. (#)                                  55,010    2,537,336
Cisco Systems, Inc. (#)                                176,800    8,508,500
Computer Associates International, Inc.                 79,625    3,095,421
DSC Communications Corp. (#)                            48,000    1,005,000
EMC Corp. (#)                                          195,880    6,953,740
Intel Corp.                                             41,700     5,801,512

Equity Securities (Cont'd)                               Shares       Value


Technology (Cont'd)
L.M. Ericsson (ADR)                                     62,265   $2,105,335
Microsoft Corp. (#)                                     77,320    7,089,277
Oracle Systems Corp. (#)                               169,942    6,553,388
Solectron Corp. (#)                                     83,700    4,195,462
Sterling Commerce, Inc. (#)                             91,300    2,647,700
Sterling Software, Inc. (#)                             94,500    2,610,562
Sun Microsystems, Inc. (#)                              91,260    2,635,132
3Com Corp. (#)                                         100,800    3,301,200
US Robotics, Inc. (#)                                   41,600    2,303,600
Vishay Intertechnology, Inc. (#)                       178,400    3,947,100

                                                                 68,117,383

Transportation - 0.3%
Comair Holdings, Inc.                                   85,450    1,858,537

Utilities - 2.1%
Ameritech Corp.                                         61,290    3,769,335
California Energy, Inc. (#)                                100        3,400
Century Telephone Enterprises                           97,175    2,866,662
SBC Communications, Inc.                               107,100    5,635,799

                                                                 12,275,196

Venture Capital - 1.1%
Agraquest, Inc. (#)(*)                                 190,477      200,000
All Media Solutions, Inc. (#)(*)                        307,692     200,000
Aviron (#)(*)                                           74,074      633,333
Calypte Biomed (#)(*)                                  100,000      607,500
Clean Air Cab (#)(*)                                        80            0
Coastal Venture Partners (#)(*)                         80,000       80,000
Community Bank of the Bay (#)(*)                         4,000      100,000
Community Growth Fund (*)                            1,209,210      520,413
Earths Best Stock (#)(*)                                67,500       32,008
Eastern Utilities Associates (#)(*)                      3,049       27,632
Eco Timber International, Inc. (#)(*)                   12,468       99,993
Energia Global, Inc., Series A,
Convertible Preferred (#)(*)                            72,986      510,902
Energia Global, Inc., Series B,
Convertible Preferred (#)(*)                            28,571      199,997
Evergreen Solar (#)(*)                                 100,000      150,000
Fountainhead Technologies, Inc., Preferred (#)(*)        3,295       25,003
Knowaste Technologies, Inc. (#)(*)                         432      212,177
Knowaste Technologies, Inc., Class A, Preferred (#)(*)      31       22,390
Living Technologies, Inc. (#)(*)                        25,000      100,000
Paradigm Biosciences (#)(*)                            125,000      250,000
Picturetalk (warrants) (#)(*)                           22,222            0
Poland Partners (#)(*)                                 166,000      166,000
Pro Fund International (#)(*)                            4,553        4,553
Pro Fund International, Preferred (#)(*)               450,723      450,723
Quadrant Healthcare Plc. (#)(*)                        305,263      477,130
Security Dynamics Technologies, Inc. (#)(*)              1,026       25,137
Ultrafem, Inc. (#)(*)                                   25,000      328,125


Equity Securities (Cont'd)                               Shares       Value
Venture Capital (Cont'd)

Ultrafem, Inc. (warrants) (#)(*)                       175,000     $791,853
Wild Planet Toys, Inc., Series B, Preferred (#)(*)     476,190     357,142
Wind Harvest Co., Inc., Series A, Preferred (#)(*)       8,696      50,000

                                                                 6,622,011

   Total Equity Securities (Cost $275,594,254)                 312,867,160

     TOTAL INVESTMENTS (Cost $561,013,567) - 100.5%            591,501,939
     Other assets and liabilities, net (0.5%)                   (3,037,009)

     Net Assets - 100%                                        $588,464,930


Net Assets Consist of:

Paid-in capital applicable to the following shares of beneficial interest;
   unlimited number of no par shares authorized
     Class A: 19,702,143 shares outstanding                     522,906,974
     Class C: 251,653 shares outstanding                          7,516,788
Undistributed net investment income                                 597,706
Accumulated net realized gain (loss)                             26,955,090
Net unrealized appreciation (depreciation) on investments        30,488,372

   Net Assets                                                  $588,464,930


Net Asset Value per Share

Class A (based on net assets of $581,117,605)                       $29.50

Class C (based on net assets of $7,347,325)                         $29.20



U.S. Government Agencies                              Principal
and Instrumentalities - 7.3%                          Amount       Value

Federal Home Loan Mortgage Corp., 7.28%, 5/8/00     $1,000,000   $1,005,680
Federal National Mortgage Assn., 5.49%, 10/2/03      2,000,000    1,838,180
Federal National Mortgage Assn., 6.82%, 8/23/05      1,500,000    1,476,570

   Total U.S. Government Agencies and Instrumentalities
     (Cost $4,315,323)                                            4,320,430

Corporate Bonds - 68.3%


Advanta Corp., 7.00%, 5/01/01                        2,000,000    1,928,120
American General Institutional Capital A,
 7.57%, 12/01/45                                     1,000,000     899,647
Aon Capital Trust A, 8.205%, 1/01/27                 1,000,000      991,650
BellSouth Savings & Employee ESOP, 9.125%, 7/1/03      189,948      201,937
Chase Manhattan Corp, 7.125%, 2/01/07                2,000,000    1,941,980
Conseco Financial Trust, 8.796%, 4/01/27             3,000,000    2,973,681
First Union Corp., 7.50%, 7/15/06                    3,000,000    2,982,510
Goldman Sachs Group LP, 6.20%, 12/15/00              5,100,000    4,958,526
Ikon Capital Resources, 6.58%, 3/29/99               3,000,000    2,984,100
KeyCorp, 7.50%, 6/15/06                              2,000,000    1,991,020
Liberty Mutual Capital Corp., 7.90%, 3/14/03         1,000,000    1,004,708
Mountain State Telephone & Telegraph, 9.50%, 5/1/00    300,000      320,541
National Cooperative Bank, 6.8266850%, 7/1/12          777,731      730,188
NationsBank Corp., 7.50%, 9/15/06                    1,500,000    1,492,305
New England Telephone & Telegraph Co.,
5.05%, 10/1/98                                         500,000      490,010
Norwest Corp., 6.65%, 10/15/23                         700,000      603,603
Pacific Bell Telephone, 6.25%, 3/1/05                  500,000      467,905
Payless Cashways, Inc., 9.125%, 4/15/03                650,000      380,250
Polaroid Corp., 8.00%, 3/15/99                         800,000      817,048
Riggs Capital Trust II, 8.875%, 3/15/27              3,500,000    3,494,610
Santander Financial Issuances Ltd.,
7.875%, 4/15/05                                      2,435,000    2,482,799
State Street Institutional Capital B,
8.035%, 3/15/27                                      1,000,000      977,370
Time Warner Inc., 8.58%, 6/22/98                     3,000,000    3,057,805
Toronto Dominion Bank NY, 6.50%, 1/15/07             1,000,000      985,827
Xerox Capital Trust I, 8.00%, 2/01/27                1,500,000    1,445,508

   Total Corporate Bonds (Cost $41,322,690)                      40,603,648

Municipal Obligations - 16.1%

Atlanta Downtown Development Authority Revenue Bonds,
   6.875%, 2/1/21                                      650,000      591,104
California State General Obligation Bonds,
 8.15%, 9/1/01                                       1,500,000    1,550,160
Conneaut School District General Obligation Bonds,
6.60%, 5/1/04                                         400,000       385,740
Connecticut State General Obligation Bonds,
6.00%, 1/15/03                                        350,000      330,796
Harrisburg, Pennsylvania, U.S. Government
Guaranteed Notes, 7.14%, 8/1/02                        90,000       90,343
Missouri Higher Education Student Loan Revenue Bonds,
   6.80%, 2/15/01                                    1,000,000      989,200


                                                       Principal
Municipal Obligations (Cont'd)                           Amount       Value


Nassau County, New York, U.S. Government Guaranteed Notes,
   7.12%, 8/1/01                                      $450,000     $451,926
New York State General Obligation Bonds,
 7.65%, 5/1/99                                         800,000     810,960
New York State Job Development Authority
Revenue Bonds, 7.70%, 3/1/03                         1,500,000   1,524,015
Newburgh, New York, U.S. Government Guaranteed Notes,
   7.12%, 8/1/01                                       110,000     110,471
Oregon State General Obligation Bonds, 7.75%, 7/1/05   490,000     499,952
Pompano Beach, Florida, U.S. Government Guaranteed Notes
   7.12%, 8/1/01                                       565,000     567,418
San Diego County Pension Obligation Bonds,
6.38%, 8/15/03                                         700,000     657,881
Scranton, Pennsylvania, U.S. Government Guaranteed Notes,
   7.12%, 8/1/01                                       425,000     426,819
Scranton, Pennsylvania, U.S. Government Guaranteed Notes,
   7.14%, 8/1/02                                       100,000     100,381
Somerville, Massachusetts, U.S. Government Guaranteed Notes,
   7.12%, 8/1/01                                       475,000     477,033


   Total Municipal Obligations (Cost $9,592,427)                 9,564,199

Repurchase Agreements - 6.7%

Paine Webber  6.35%, dated 3/31/97, due 4/1/97
   ($4,110,498 Federal National Mortgage Assn.,
6.50%, 3/1/09)                                      4,000,000     4,000,000

   Total Repurchase Agreements (Cost $4,000,000)                  4,000,000


Equity Securities - 1.9%                                 Shares

 Northern Borders Partners, LP (*)                          41,000   1,132,625

   Total Equity Securities (Cost $886,625)                           1,132,625

     TOTAL INVESTMENTS (Cost $60,117,065)  - 100.3%                $59,620,902
     Other assets and liabilities, net  (.3%)                      (170,640)

     Net Assets - 100%                                            $59,450,262


Net Assets Consist of:


Paid-in capital applicable to 3,728,152 Class A shares
   of beneficial interest; unlimited number of no par
   value shares authorized                                     $60,340,068
Undistributed net investment income                                106,456
Accumulated net realized gain (loss)                              (500,099)
Net unrealized appreciation (depreciation) on investments         (496,163)

   Net Assets                                                  $59,450,262


   Net Asset Value per Share                                        $15.95



Equity Securities - 95.6%                                Shares       Value

Business Equipment & Services - 7.3%
Ikon Office Solutions, Inc.                             79,500   $2,663,250
International Business Machines Corp.                    7,500    1,030,312
Viad Corp.                                             159,200    2,547,200
Xerox Corp.                                             40,000    2,275,000

                                                                 8,515,762

Basic Industries - 6.7%
Morton International, Inc.                              71,000    2,999,750
Nalco Chemical Co.                                      80,100    2,993,737
Praxair, Inc.                                           41,700    1,871,287

                                                                  7,864,774


Building, Construction & Furnishing - 2.4%
Masco Corp.                                             78,400    2,802,800


Consumer Products - 10.1%
American Greetings Corp.                               124,500    3,976,219
Black & Decker Corp.                                    92,400    2,968,350
Colgate Palmolive Co.                                   23,000    2,291,375
Premark International, Inc.                            128,000    2,544,000

                                                                 11,779,944

Energy - 3.5%
Enron Corp.                                             94,000    1,950,500
United Meridian Corp. (#)                               70,000    2,108,750

                                                                 4,059,250

Financial Services - 12.9%
Aetna, Inc.                                             33,000    2,833,875
BankAmerica Corp.                                       30,000    3,022,500
Chase Manhattan Corp.                                   30,000    2,808,750
Chubb Corp.                                             54,000    2,909,250
USF&G Corp.                                            160,000    3,440,000

                                                                 15,014,375

Industrial Products - 3.2%
Dover Corp                                             70,500     3,701,250

Pharmaceutical & Health Care - 4.6%
Merck & Co., Inc.                                       20,000    1,685,000
Schering Plough Corp.                                   50,000    3,637,500

                                                                  5,322,500


Retail - 14.0%
Albertsons, Inc.                                        80,000    2,720,000
Autozone, Inc. (#)                                     105,000    2,362,500

Equity Securities (Cont'd)                               Shares       Value

Retail (Cont'd)
Federated Department Stores, Inc. (#)                   95,000   $3,123,125
General Nutrition Companies, Inc. (#)                  150,000    3,037,500
Liz Claiborne, Inc.                                     70,000    3,053,750
Reebok International, Ltd.                               1,000       44,875
Sunglass Hut International, Inc. (#)                   287,000    2,009,000

                                                                 16,350,750


Technology - 15.5%
Cabletron Systems, Inc. (#)                             90,000    2,632,500
Cascade Communications Corp. (#)                        45,000    1,186,875
Computer Associates International, Inc.                 72,000    2,799,000
Informix Corp. (#)                                     107,000    1,618,375
Intel Corp.                                             21,000    2,921,625
Symantec Corp. (#)                                     185,000    2,636,250
3Com Corp. (#)                                          45,000    1,473,750

US Robotics Corp. (#)                                  51,400     2,846,275

                                                                 18,114,650

Transportation - 8.4%
AMR Corp. (#)                                           41,600    3,432,000
Ryder System, Inc.                                     115,000    3,363,750
US Freightways Corp.                                   117,000    3,027,375

                                                                  9,823,125

Utilities - 7.0%
Ameritech Corp.                                         50,000    3,075,000
Pacific Telesis Group                                   71,000    2,680,250
SBC Communications, Inc.                                45,000    2,368,126

                                                                  8,123,376

   Total Equity Securities (Cost $104,768,362)                  111,472,556


                                                      Principal
Repurchase Agreements - 7.7%                          Amount

Union Bank of Switzerland: 6.70%, dated 3/31/97, due 4/1/97
  (Collateral: $9,243,382 FNMA, 8.00%, 3/1/23)       9,000,000    9,000,000


   Total Repurchase Agreements (Cost $9,000,000)                  9,000,000

       TOTAL INVESTMENTS (Cost $113,768,362) - 103.3%           120,472,556
       Other assets and liabilities, net (3.3%)                  (3,889,831)

       Net Assets - 100%                                      $116,582,725

                                                      Principal
Net Assets Consist of:                                Amount       Value

Paid-in capital applicable to the following shares of beneficial interest;
   unlimited number of no par shares authorized
     Class A: 5,040,223 shares outstanding                     $97,360,207
     Class C: 200,080 shares outstanding                          4,120,072
Undistributed net investment income                                 122,347
Accumulated net realized gain (loss)                              8,275,905
Net unrealized appreciation (depreciation) on investments         6,704,194

   Net Assets                                                 $116,582,725



Net Asset Value per Share
Class A (based on net assets of $112,326,634)                       $22.29

Class C (based on net assets of $4,256,091)                         $21.27


Net Investment Income

Investment Income
   Interest income                                  $4,593,018   $9,905,386
   Dividend income (net of foreign taxes withheld of $587
     for Managed Growth)                                     -    1,566,522

       Total investment income                       4,593,018   11,471,908

Expenses
   Investment advisory fee                             409,283    1,893,616
   Transfer agency fees and expenses                   244,522      429,596
   Distribution Plan expenses:
     Class A                                                 -      714,068
     Class C                                                 -       36,516
   Trustees' fees and expenses                          27,793      102,300
   Custodian fees                                       11,410       52,577
   Registration fees                                    15,048       25,670
   Reports to shareholders                              73,324      203,381
   Professional fees                                     7,209       32,619
   Miscellaneous                                        27,142      145,695
   Reimbursement from Advisor                          (88,076)        (243)

       Total expenses                                  727,655    3,635,795
       Fees paid indirectly                            (11,410)     (52,577)

         Net expenses                                  716,245    3,583,218

         Net Investment Income                       3,876,773    7,888,690

Realized and Unrealized
Gain (Loss) on Investments

Net realized gain (loss) on:

   Securities                                            1,226     47,555,199
   Futures                                                  -        (21,450)
   Foreign currencies                                       -         (1,998)


                                                         1,226    47,531,751
Change in unrealized appreciation or depreciation          -     (43,747,538)

       Net Realized and Unrealized
       Gain (Loss) on Investments                        1,226    3,784,213

       Increase (Decrease) in
       Net Assets Resulting
       From Operations                              $3,877,999  $11,672,903



Net Investment Income
Investment Income
   Interest income                                  $2,191,703      $58,303
   Dividend income                                      24,349      728,413

       Total investment income                       2,216,052      786,716

Expenses
   Investment advisory fee                             197,766      300,534
   Transfer agency fees and expenses                    62,731      139,817
   Distribution Plan expenses:
     Class A                                            62,223      125,402
     Class C                                             1,098       18,254
   Trustees' fees and expenses                          10,712       17,543
   Custodian fees                                       14,663        8,324
   Registration fees                                    11,503       17,025
   Reports to shareholders                              26,423       50,937
   Professional fees                                     3,166        4,417
   Miscellaneous                                        13,453       26,595
   Reimbursement from Advisor                           (1,057)           -

       Total expenses                                  402,681      708,848
       Fees paid indirectly                            (14,663)      (8,324)

         Net expenses                                  388,018      700,524

         Net Investment Income                       1,828,034       86,192


Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss)                               400,449    9,708,693
Change in unrealized appreciation or depreciation     (779,511)  (4,320,063)

         Net Realized and Unrealized
         Gain (loss) on Investments                   (379,062)   5,388,630

         Increase (Decrease) in
         Net Assets Resulting
         From Operations                            $1,448,972   $5,474,822



Increase (Decrease) in Net Assets

Operations
   Net investment income                            $3,876,773   $7,717,644
   Net realized gain (loss)                              1,226       (3,983)

     Increase (Decrease) in Net Assets
     Resulting From Operations                       3,877,999    7,713,661

Distributions to shareholders from
   Net investment income                            (3,874,501)  (7,717,375)

Capital share transactions:
   Shares sold                                      78,717,139  166,829,716
   Reinvestment of distributions                     3,564,053    7,211,144
   Shares redeemed                                 (78,337,457)(161,516,395)
                                                     3,943,735   12,524,465

   Total Increase (Decrease)
   in Net Assets                                     3,947,233   12,520,751

Net Assets

Beginning of period                                166,516,322  153,995,571

End of period (including undistributed net investment
   income of $3,135 and $863, respectively)       $170,463,555 $166,516,322


Capital Share Activity

Shares sold                                         78,717,139  166,829,716
Reinvestment of distributions                        3,564,053    7,211,144
Shares redeemed                                    (78,337,457)(161,516,395)

Total capital share activity                         3,943,735   12,524,465



Increase (Decrease) in Net Assets
Operations
   Net investment income                            $7,888,690  $14,907,120
   Net realized gain (loss)                         47,531,751   21,811,370
   Change in net unrealized appreciation or
     depreciation                                  (43,747,538)  19,966,340

     Increase (Decrease) in Net Assets
     Resulting From Operations                      11,672,903   56,684,830

Distributions to shareholders from
   Net investment income:
     Class A Shares                                 (7,615,542) (14,622,197)
     Class C Shares                                    (50,724)     (79,219)
   Net realized gain:
     Class A Shares                                (39,194,997) (63,482,198)
     Class C Shares                                   (483,529)    (481,235)

   Total distributions                             (47,344,792) (78,664,849)

Capital share transactions:
   Shares sold:
     Class A Shares                                 29,062,648   75,161,055
     Class C Shares                                  1,687,269    3,298,057
   Reinvestment of distributions:
     Class A Shares                                 43,484,921   71,965,131
     Class C Shares                                    521,544      548,576
   Shares redeemed:

     Class A Shares                                (50,701,692) (91,748,763)
     Class C Shares                                 (1,115,214)  (1,093,458)

   Total capital share transactions                 22,939,476   58,130,598

   Total Increase (Decrease)
   in Net Assets                                   (12,732,413) 36,150,579

Net Assets


Beginning of period                                601,197,343  565,046,764

End of period (including undistributed net investment
income of $597,706 and $439,804, respectively)    $588,464,930 $601,197,343


Capital Share Activity

Shares sold:
   Class A Shares                                      928,551    2,456,495
   Class C Shares                                       54,071      108,790
Reinvestment of distributions:
   Class A Shares                                    1,428,908    2,397,276
   Class C Shares                                       17,312       18,464
Shares redeemed:
   Class A Shares                                   (1,619,152)  (2,989,397)

   Class C Shares                                      (35,989)     (35,721)

Total capital share activity                           773,701    1,955,907



Increase (Decrease) in Net Assets
Operations
   Net investment income                            $1,828,034   $3,612,447
   Net realized gain (loss)                            400,449       15,729
   Change in net unrealized appreciation
or depreciation                                       (779,511)  (1,183,585)

     Increase (Decrease) in Net Assets
     Resulting From Operations                       1,448,972    2,444,591

Distributions to shareholders from
   Net investment income:
     Class A Shares                                 (1,826,963)  (3,552,786)
     Class C Shares                                     (4,173)     (54,625)
   Net realized gain:
     Class A Shares                                          -            -
     Class C Shares                                          -            -

   Total distributions                              (1,831,136)  (3,607,411)

Capital share transactions:
   Shares sold:
     Class A Shares                                  5,948,679   11,109,094
     Class C Shares                                     74,933      661,435
   Reinvestment of distributions:
     Class A Shares                                  1,413,289    2,753,789
     Class C Shares                                      4,537       49,153
   Shares redeemed:
     Class A Shares                                 (9,768,417) (13,397,047)
     Class C Shares                                 (1,540,798)    (152,489)

   Total capital share transactions                 (3,867,777)   1,023,935

   Total Increase (Decrease)
   In Net Assets                                    (4,249,941)    (138,885)

Net Assets


Beginning of period                                 63,700,203   63,839,088

End of period (including undistributed net investment
income of $106,456 and $109,558, respectively)     $59,450,262  $63,700,203


Capital Share Activity


Shares sold:
   Class A Shares                                      365,137      679,640
   Class C Shares                                        4,676       40,967
Reinvestment of distributions:
   Class A Shares                                       87,104      169,469
   Class C Shares                                          283        3,061
Shares redeemed:
   Class A Shares                                     (600,345)    (822,989)
   Class C Shares                                      (95,628)      (9,542)

Total capital share activity                          (238,773)      60,606

Increase (Decrease) in Net Assets

Operations
   Net investment income                               $86,192     $112,016
   Net realized gain (loss)                          9,708,693    6,588,657
   Change in net unrealized appreciation
 or depreciation                                    (4,320,063)   8,311,454

     Increase (Decrease) in Net Assets
     Resulting From Operations                       5,474,822   15,012,127

Distributions to shareholders from
   Net investment income:

     Class A Shares                                       (407)    (262,483)
     Class C Shares                                        (33)      (1,695)
   Net realized gain:
     Class A Shares                                 (6,850,649)  (7,816,026)
     Class C Shares                                   (232,825)    (165,432)

   Total distributions                              (7,083,914)  (8,245,636)

Capital share transactions:
   Shares sold:
     Class A Shares                                 15,663,182   19,139,948
     Class C Shares                                  1,451,379    1,179,087
   Reinvestment of distributions:
     Class A Shares                                  6,223,409    7,431,893
     Class C Shares                                    221,462      164,558
   Shares redeemed:
     Class A Shares                                 (9,408,502) (22,784,833)
     Class C Shares                                   (298,544)    (310,498)

   Total capital share transactions                 13,852,386    4,820,155

   Total Increase (Decrease)
   in Net Assets                                    12,243,294   11,586,646

Net Assets


Beginning of period                                104,339,431   92,752,785

End of period (including undistributed net investment
income (loss) of $122,347
and $36,595, respectively)                        $116,582,725 $104,339,431


Capital Share Activity

Shares sold:
   Class A Shares                                      677,256      913,008
   Class C Shares                                       65,511       57,668
Reinvestment of distributions:
   Class A Shares                                      273,320      367,609
   Class C Shares                                       10,163        8,348
Shares redeemed:
   Class A Shares                                     (406,134)  (1,092,012)
   Class C Shares                                      (13,607)     (15,221)

Total capital share activity                           606,509      239,400




Note A-Significant Accounting Policies

     General: The Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund operates as a series fund with four separate portfolios: Money Market, Managed Growth, Bond and Equity. Each Portfolio offers shares of beneficial interest. Money Market shares are sold without a sales charge. Managed Growth and Equity offer both Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class C shares, which have no transaction-based sales charge, have a higher annual expense rate than Class A. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights. On October 29, 1996, all outstanding Class C shares in the Bond Portfolio were converted into an equivalent value of Class A shares. This transaction was a non-taxable exchange and no sales charge was applied to the Class A shares issued.

     Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign security prices, furnished by quotation services in the security's local currency, are translated using the current U.S. dollar exchange rate. All securities held by Money Market are valued at amortized cost which approximates market. The Fund may invest in securities whose resale is subject to restrictions. Restricted securities and other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

     Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest.

     Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.

     Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

     Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

     Foreign Currency Transactions: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

     Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly by Money Market (accrued daily) and Bond, quarterly by Managed Growth and annually by Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

     Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on each Portfolio's cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

     Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

Note B-Related Party Transactions
     Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets: .50 % for Money Market, .70% for both Managed Growth and Equity, and .65% for Bond. Effective June, 1995, Equity began paying a monthly performance fee of plus or minus .20%, on an annual basis, of average daily net assets of the performance period depending on the Portfolio's performance compared to the Standard & Poor's Composite Stock Price Index.

     The Advisor reimburses the Portfolios for their respective operating expenses (excluding brokerage fees, taxes, interest, Distribution Plan expenses and extraordinary items) exceeding the following annual rates of average daily net assets: 1.5% on the first $30 million and 1.0% on the excess of $30 million for Money Market and Bond; 2.5% on the first $30 million, 2.0% on the next $70 million and 1.5% on the excess of $100 million for Managed Growth and Equity. Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by each class of shares, allow the Portfolios to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .35% and 1.0% annually of average daily net assets of each Class A and Class C for Managed Growth, Bond and Equity, respectively. The expenses of Money Market are limited to .25% annually of average daily net assets.

     The Distributor received the following as its portion of the commissions charged on sales of each Portfolio's shares: $156,934 for Managed Growth, $24,797 for Bond and $99,096 for Equity.

     Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund.

     Each Trustee who is not affiliated with the Advisor receives an annual fee of $15,430 plus $600 for each Board and Committee meeting attended. Additional fees of up to $10,000 annually may be paid to the Chairperson of special committees of the Board. Trustee's fees are allocated to each of the funds served.

     Umbono Investment Corp., which is an affiliate because Managed Growth owns over 5% of the voting securities, was purchased at a cost of $7,849,582 for 2,850,429 shares.

Note C-Investment Activity

     During  the  period,  purchases  and  sales  of  investments,   other  than
short-term securities, were:



Purchases:                           $520,002,561   $46,523,060     $74,846,168
Sales:                                530,473,357    50,448,199      67,737,566

Money Market held only short-term investments.

     The cost of investments owned at March 31, 1997 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The following table presents the components of net unrealized appreciation (depreciation) as of March 31, 1997 and the net realized capital loss carryforwards as of September 30, 1996 with expiration dates:



Unrealized appreciation            -  $48,552,741     $457,381   $13,696,323
Unrealized depreciation            -   18,064,369      953,544     6,992,129
Capital loss carryforward       49,210          -      900,947             -
Expiration dates             1997-2004          -    2003-2004             -

     Capital losses may be utilized to offset current and future capital gains until expiration.

     As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.


Note D-ubsequent Event

     Effective October 29, 1996, all outstanding Class C shares in the Bond Portfolio will be converted automatically into an equivalent value of Class A shares. This transaction is a non-taxable exchange and no sales charge will be applied to the Class A shares issued.



Net asset value, beginning                $1.00         $1.00         $1.00

Income from investment operations
   Net investment income                   .024          .048          .050
Distributions from
   Net investment income                 (.024)        (.048)        (.050)

Net asset value, ending                   $1.00         $1.00         $1.00


Total return                               2.38%         4.88%         5.13%
Ratios to average net assets:
   Net investment income               4.74%(a)         4.77%         5.03%
   Total expenses                       .89%(a)          .89%          .89%
   Net expenses                         .87%(a)          .87%          .87%
   Expenses reimbursed                  .11%(a)          .21%          .18%
Net assets, ending (in thousands)      $170,464      $166,516      $153,996
Number of shares outstanding,
   ending (in thousands)                170,512       166,569       154,044





Net asset value, beginning                $1.00         $1.00         $1.00

Income from investment operations
   Net investment income                   .031          .025          .037
Distributions from
   Net investment income                 (.031)        (.025)        (.037)

Net asset value, ending                   $1.00         $1.00         $1.00

Total return                              3.13%          2.56%         3.79%
Ratios to average net assets:
   Net investment income                  3.07%         2.54%         3.74%
   Total expenses                           --           --            --
   Net expenses                            .87%          .87%          .87%
   Expenses reimbursed                     .18%          .20%          .16%
Net assets, ending (in thousands)      $143,779      $144,985      $171,340
Number of shares outstanding,
   ending (in thousands)                143,826       145,031       171,407


Class A Shares


Net asset value, beginning               $31.35        $32.81        $28.77

Income from investment operations
   Net investment income                    .41           .78           .87
   Net realized and unrealized gain (loss)  .24          2.28          4.25

     Total from investment operations       .65          3.06          5.12
Distributions from
   Net investment income                  (.40)         (.77)         (.87)
   Net realized gain                     (2.10)        (3.75)         (.21)

     Total distributions                 (2.50)        (4.52)        (1.08)
Total increase (decrease)
in net asset value                       (1.85)        (1.46)         4.04
Net asset value, ending                  $29.50        $31.35        $32.81


Total return*                          1.88%           10.27%        18.21%
Ratios to average net assets:
   Net investment income               2.61%(a)         2.58%         2.89%
   Total expenses                      1.18%(a)         1.28%         1.28%
   Net expenses                        1.16%(a)         1.26%         1.26%
   Expenses reimbursed                        -         .01%          .02%
Portfolio turnover                          89%          111%          114%
Average commission rate paid             $.0513        $.0489             -
Net assets, ending (in thousands)      $581,118      $594,482      $560,981
Number of shares outstanding,
   ending (in thousands)                 19,702        18,964        17,099



Class A Shares
Net asset value, beginning               $30.85        $29.35        $28.42

Income from investment operations
   Net investment income                    .93           .95          1.07
   Net realized and unrealized gain (loss)(1.83)         1.91          1.82
     Total from investment operations      (.90)         2.86          2.89
Distributions from
   Net investment income                  (.95)         (.95)        (1.95)
   Net realized gain                      (.23)         (.41)         (.01)

     Total distributions                 (1.18)        (1.36)        (1.96)
Total increase (decrease)
in net asset value                       (2.08)         1.50           .93
Net asset value, ending                 $28.77        $30.85        $29.35


Total return*                           (2.95%)         9.98%        10.71%
Ratios to average net assets:
   Net investment income                  3.14%         3.25%         3.90%
   Total expenses                           --            --            --
   Net expenses                           1.24%         1.25%         1.28%
   Expenses reimbursed                       --           --            --
Portfolio turnover                          34%           33%           14%
Average commission rate paid                  -
Net assets, ending (in thousands)       $512,027      $536,170     $419,514
Number of shares outstanding,
   ending (in thousands)                 17,800        17,378       14,292



                                  March 31,           September 30,
Class C Shares                    1997       1996      1995           1994**


Net asset value, beginning        $31.05     $32.60       $28.65     $30.43

Income from investment operations
   Net investment income             .23        .46          .54        .51
   Net realized and unrealized
gain (loss)                          .23       2.17         4.20      (1.66)

   Total from investment operations  .46       2.63         4.74      (1.15)
Distributions from
   Net investment income            (.21)      (.43)        (.58)      (.63)
   Net realized gain               (2.10)     (3.75)        (.21)         --

     Total distributions           (2.31)     (4.18)        (.79)      (.63)
Total increase (decrease)
 in net asset value                (1.85)     (1.55)        3.95      (1.78)
Net asset value, ending           $29.20     $31.05       $32.60     $28.65


Total return*                       1.29%      8.85%       16.85%    (3.30%)
Ratios to average net assets:
   Net investment income         1.42%(a)      1.34%        1.61%   1.83%(a)
   Total expenses                2.38%(a)      2.52%        2.51%         --
   Net expenses                  2.36%(a)      2.50%        2.50%   2.47%(a)
   Expenses reimbursed            .01%(a)       .14%         .42%   1.46%(a)
Portfolio turnover                    89%       111%         114%        34%
Average commission rate paid       $.0513     $.0489            -         -
Net assets, ending (in thousands)  $7,347     $6,715       $4,065    $1,893
Number of shares outstanding,
   ending (in thousands)              252        216          125         66



Bond Portfolio

Class A Shares                          Period ended     Period ended
                                        March 31         September 30,
                                          1997           1996        1995

Net asset value, beginning               $16.06        $16.34        $15.49

Income from investment operations
   Net investment income                    .48           .92           .96
   Net realized and unrealized gain (loss) (.11)         (.29)          .91

Total from investment operations            .37           .63          1.87
Distributions from
   Net investment income                   (.48)         (.91)         (.93)
   Net realized gain                          -             -          (.06)
   Tax return of capital                      -             -          (.03)

     Total distributions                  (.48)         (.91)        (1.02)
Total increase (decrease)
in net asset value                        (.11)         (.28)          .85
Net asset value, ending                 $15.95        $16.06        $16.34

Total return*                             2.28%        3.96%         12.57%
Ratios to average net assets:
   Net investment income               5.86%(a)         5.60%         6.04%
   Total expenses                      1.28%(a)         1.29%         1.24%
   Net expenses                        1.24%(a)         1.26%         1.22%
Portfolio turnover                                        22%           29%
Net assets, ending (in thousands)       $59,450       $62,259       $62,929
Number of shares outstanding,
   ending (in thousands)                  3,728         3,876         3,850



                                        Years Ended
                                        September 30,

Class A Shares                          1994           1993           1992


Net asset value, beginning               $17.77        $17.05        $16.48

Income from investment operations
   Net investment income                    .94          1.08          1.15
   Net realized and unrealized gain (loss)(1.81)          .85           .78

     Total from investment operations      (.87)        1.93           1.93
Distributions from
   Net investment income                  (.94)        (1.08)        (1.15)
   Net realized gain                      (.47)         (.13)         (.21)
   Tax return of capital                    --

     Total distributions                 (1.41)        (1.21)        (1.36)
Total increase (decrease) in net
 asset value                             (2.28)          .72           .57

Net asset value, ending                  $15.49        $17.77        $17.05


Total return*                            (5.18%)        11.89%     12.29%
Ratios to average net assets:
   Net investment income                  5.64%         6.33%         6.90%
   Total expenses                           --           --           --
   Net expenses                           1.10%          .79%          .75%
   Expenses reimbursed                                   .20%          .24%
Portfolio turnover                          19%           28%           29%
Net assets, ending (in thousands)       $61,573       $67,134       $50,572
Number of shares outstanding,
   ending (in thousands)                  3,976         3,778         2,965




Bond Porfolio
                                                  Periods ended

                                   October        September 30,
                                   29,
Class C Shares                     1996      1996           1995      1994**


Net asset value, beginning        $15.90     $16.20       $15.43     $16.71

Income from investment operations
   Net investment income             .06        .72          .80        .45
   Net realized and unrealized
gain (loss)                          .21       (.31)         .87      (1.23)

     Total from investment operation .27        .41         1.67       (.78)

Distributions from
   Net investment income            (.05)      (.71)        (.81)      (.50)
   Net realized gain                   -          -       (.06)         __
   Tax return of capital               -          -       (.03)         --

     Total distributions            (.05)       (.71)      (.90)       (.50)
Total increase (decrease)
in net asset value                   .22        (.30)       .77       (1.28)

Net asset value, ending           $16.12      $15.90     $16.20      $15.43


Total return*                       1.73%       2.58%     11.21%      (4.13%)

Ratios to average net assets:
   Net investment income            4.84%(a)    4.18%      4.60%       4.63%(a)

   Total expenses                   2.56%(a)    2.53%      2.52%         --

   Net expenses                     2.51%(a)    2.50%      2.50%       2.41%(a)
   Expenses reimbursed               .96%(a)     .75%      2.14%       9.60%(a)
Portfolio turnover                                22%        29%         19%
Net assets, ending (in thousands)  $1,427      $1,441       $910        $315
Number of shares outstanding,
   ending (in thousands)              89         91           56         20


(a) Annualized
     * Total return is not annualized and does not reflect deduction of Class A front-end sales charge.


Equity Portfolio                             Periods Ended
                                        March 31,      September 30,
Class A Shares                          1997           1996           1995

Net asset value, beginning               $22.54        $21.12        $20.13

Income from investment operations
   Net investment income                    .02           .03           .06
   Net realized and unrealized gain (loss) 1.23          3.26          2.22

     Total from investment operations      1.25          3.29          2.28

Distributions from
   Net investment income                     -           (.06)         (.04)
   Net realized gain                      (1.50)        (1.81)        (1.25)

     Total distributions                 (1.50)        (1.87)        (1.29)

Total increase (decrease)
 in net asset value                       (.25)         1.42           .99

Net asset value, ending                 $22.29       $22.54         $21.12


Total return*                             5.42%       16.62%         12.43%

Ratios to average net assets:
   Net investment income                .19%(a)          .15%          .32%
   Total expenses                      1.22%(a)         1.29%         1.38%

   Net expenses                        1.20%(a)         1.27%         1.36%
Portfolio turnover                          63%          118%           35%
Average commission rate paid             $.0583        $.0556             -
Net assets, ending (in thousands)     $112,327      $101,344        $90,951
Number of shares outstanding,
   ending (in thousands)                 5,040         4,496         4,307



Equity Portfolio
                                        Years Ended
                                        September 30,


Class A Shares                           1994          1993         1992

Net asset value, beginning               $21.43        $20.03        $18.89

Income from investment operations
   Net investment income                    .13           .21           .17
   Net realized and unrealized gain (loss)(1.04)         1.36          1.20

     Total from investment operations      (.91)         1.57          1.37

Distributions from
   Net investment income                  (.28)         (.17)         (.23)
   Net realized gain                      (.11)            --           --

     Total distributions                  (.39)         (.17)         (.23)

Total increase (decrease)
in net asset value                       (1.30)         1.40          1.14

Net asset value, ending                 $20.13        $21.43        $20.03


Total return*                            (4.33%)        7.82%         7.36%

Ratios to average net assets:
   Net investment income                   .65%         1.06%         1.02%
   Total expenses                            --           --            --

   Net expenses                           1.27%         1.13%         1.17%
   Expenses reimbursed                                     --           --
Portfolio turnover                          94%           43%           24%
Average commission rate paid                  -             -            -
Net assets, ending (in thousands)       $92,970       $85,042       $64,629
Number of shares outstanding,
   ending (in thousands)                  4,620         3,968         3,226




Equity Portfolio

                                   March 31,          September 30,
Class C Shares                     1997      1996         1995        1994**


Net asset value, beginning        $21.71     $20.66       $19.98     $22.12

Income from investment operations.
   Net investment income             .02      (.16)        (.03)      (.06)
   Net realized and
unrealized gain (loss)              1.04      3.04          2.05      (2.08)

 Total from investment operations   1.06      2.88          2.02      (2.14)

Distributions from
   Net investment income               -    (.02)        (.09)         --
   Net realized gain              (1.50)     (1.81)       (1.25)       --

     Total distributions          (1.50)     (1.83)       (1.34)       --

Total increase (decrease)
in net asset value                (.44)       1.05          .68        (2.14)

Net asset value, ending         $21.27      $21.71       $20.66       $19.98


Total return*                     4.73%      14.85%       11.16%       (9.14%)

Ratios to average net assets:
   Net investment income (loss)  (1.02%)(a)  (1.42%)     (.84%)     (1.06%)(a)
   Total expenses                 2.44%(a)    2.86%      2.51%         --

   Net expenses                   2.42%(a)    2.85%      2.50%       2.75%(a)
   Expenses reimbursed                 -         -       1.07%       4.60%(a)
Portfolio turnover                   63%       118%        35%         94%
Average commission rate paid       $.0583    $.0556          -             -
Net assets, ending (in thousands) $4,256    $2,996      $1,802        $670
Number of shares outstanding,
   ending (in thousands)             200        138           87         34


(a) Annualized
* Total return is not annualized for periods of less than one year and does not reflect deduction of Class A front-end sales charge.

Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly: such reductions are included in the ratio of net expenses.
** From March 1, 1994, inception


                     Real Goods: A Sustainable Future Begins at Home

Want to change the world?  Start by changing your light bulbs.

     For John Schaeffer, president and founder of Real Goods Trading Corporation, building a sustainable future begins at home. Schaeffer created Real Goods in 1978 to provide alternative energy products to his local California neighbors. The company has since grown to become the world's largest retailer of renewable energy products, providing consumers with more than 3,500 different products including photovoltaic panels, efficient lighting products, and water conservation devices.

     For nearly two decades, Real Goods has made environmental innovation and education two of its top priorities, publishing the Solar Living Sourcebook and garnering a host of awards.

In 1996, for example, Real Goods:

      opened a 12-acre Solar Living Center, a workable model of sustainable building, agriculture, and renewable energy practices that is built entirely of recycled and reused materials;

      won the Rodale Award for Environmental Excellence;

      became the first company in history to be approved by the SEC to publicly trade its stock on the Internet.

     In 1996 CSIF invested $475,000 in Real Goods stock to support the company's strong vision of sustainability and business savvy. According to Wayne Silby, Chair of the Special Equities Committee, "We see lots of companies with good ideas and a vision. But the people who can take their vision into the marketplace and get a good response are unusual and valuable. These are the companies whose ideas will help define and shape our lives in the 21st century."

     As of March 31, 1997, Real Goods represented .064% of net assets in CSIF Managed Growth Portfolio.

Connections:

Real Goods Trading Corporation, 555 Leslie Street, Ukiah, CA  95482
Phone: 707-468-9292 or 800-762-7325
Web site: http://www.realgoods.com


     Environmental Enterprises Assistance Fund: Breaking New Ground for
                 Green Entrepreneurs

     For the first time in recorded history, many residents of San Pedro Sula, Honduras, can now wake up and drink fresh water. Water is the liquid of life, but for the people of San Pedro Sula and millions of others in developing nations, fresh water is often in dramatically short supply.

     Thanks to funds provided by the Environmental  Enterprises  Assistance Fund
(EEAF), a nonprofit organization operating as a venture capital fund, residents of San Pedro Sula can now enjoy the health benefits of safe drinking water. In 1996, EEAF received $125,000 from CSIF's High Social Impact Investment program. These funds helped support EcoVerde, an EEAF-assisted project that is the only privately owned water and sewage utility in Honduras. Apart from safe drinking water, the EcoVerde project has also enabled San Pedro Sula to treat its sewage to international standards -a rarity in Central America. EEAF has since used CSIF's initial investment to help raise $10 million in environmental and community development projects in Central America.

     According to EEAF, CSIF's investment enabled the organization to open the door to other environmental entrepreneurs in the region. "Calvert has the vision to invest in areas where the effect of the investment is felt immediately on a community level," said J.D. Doliner of EEAF.

     Calvert was attracted to EEAF's focus on green investments in areas often neglected by traditional sources of capital. "EEAF is making significant, successful loans that give people the resources they needed to build a more sustainable future," said CSIF Trustee Terry Mollner, chair of CSIF's High Social Impact Investment Committee.

     EEAF focuses its investments in six areas: renewable energy, energy efficiency, sustainable agriculture and forestry, recycling, eco-tourism, and pollution control. With 22 projects stretching from Indonesia to Poland to Honduras and $17million in assets under management, EEAF is helping create a greener future for communities like San Pedro Sula across the globe.


Connections:

Environmental Enterprises Assistance Fund
1901 N. Moore Street, Suite 1004, Arlington, VA  22209
Phone: 703-522-5928
Web site: http://www.ji.org/jinews/eeaf.htm